DERIVATIVE FINANCIAL INSTRUMENTS - Operation Related to Derivatives (Details) - ARS ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	$ 257,587	$ 24,496
Amounts payable for spot and forward transactions pending settlement		(144,944)
Spot and Forward Transactions Pending Settlement
Derivative Financial Instruments
Amounts receivable for spot and forward transactions pending settlement	257,587	24,496
Amounts payable for spot and forward transactions pending settlement		(144,944)
Net amount	$ 257,587	$ (120,448)